EARNINGS PER COMMON SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income attributable to common shareholders, basic	$ 1,156	$ 1,085
Net income attributable to common shareholders, diluted		$ 1,085
Weighted-average number of shares
Basic (in shares)	599,342,299	598,986,584
Effect of dilutive stock-based compensation plans (in shares)	1,318,179	1,539,983
Diluted (in shares)	600,660,478	600,526,567
EPS
Basic (in dollars per share)	$ 1.93	$ 1.81
Diluted (in dollars per share)	$ 1.92	$ 1.81